Major restructuring costs (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Analysis of Costs Charged to Operating Profit
The analysis of the costs charged to operating profit under these programmes was as follows:

	2020 £m	2019 £m	2018 £m
Increase in provision for Major restructuring programmes (see Note 31)	746	345	450
Amount of provision reversed unused (see Note 31)	(96)	(148)	(99)
Impairment losses recognised	361	521	130
Other non-cash charges	104	99	72
Other cash costs	417	288	256

	1,532	1,105	809

Summary of analysis of charges by income statement
The analysis of Major restructuring charges by income statement line was as follows:

	2020 £m	2019 £m	2018 £m
Cost of sales	667	658	443
Selling, general and administration	659	332	315
Research and development	206	114	49
Other operating expense	—	1	2

	1,532	1,105	809

Summary of Major Restructuring Charges
The analysis of Major restructuring charges by programme was as follows:

			2020
	Cash £m	Non-cash £m	Total £m
Separation Preparation programme	625	216	841
Consumer Healthcare Joint Venture integration programme	298	28	326
2018 Major restructuring programme (including Tesaro)	105	210	315
Combined restructuring and integration programme	39	11	50

	1,067	465	1,532

			2019
	Cash £m	Non-cash £m	Total £m
Consumer Healthcare Joint Venture integration programme	248	4	252
2018 Major restructuring programme (including Tesaro)	227	572	799
Combined restructuring and integration programme	10	44	54

	485	620	1,105